Quarterly Holdings Report
for

Fidelity Simplicity RMD 2020 Fund℠

April 30, 2020

RW40-QTLY-0620
1.867274.112

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 24.6%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	45,873	$409,186
Fidelity Series Blue Chip Growth Fund (a)	48,993	741,261
Fidelity Series Commodity Strategy Fund (a)	376,028	1,349,941
Fidelity Series Growth Company Fund (a)	81,242	1,516,783
Fidelity Series Intrinsic Opportunities Fund (a)	122,117	1,738,944
Fidelity Series Large Cap Stock Fund (a)	113,027	1,496,483
Fidelity Series Large Cap Value Index Fund (a)	38,244	408,831
Fidelity Series Opportunistic Insights Fund (a)	45,399	789,481
Fidelity Series Small Cap Discovery Fund (a)	22,523	196,627
Fidelity Series Small Cap Opportunities Fund (a)	54,013	609,268
Fidelity Series Stock Selector Large Cap Value Fund (a)	113,095	1,145,651
Fidelity Series Value Discovery Fund (a)	76,401	853,394
TOTAL DOMESTIC EQUITY FUNDS
(Cost $12,413,517)		11,255,850

International Equity Funds - 21.8%
Fidelity Series Canada Fund (a)	59,834	537,906
Fidelity Series Emerging Markets Fund (a)	50,207	388,099
Fidelity Series Emerging Markets Opportunities Fund (a)	194,977	3,312,655
Fidelity Series International Growth Fund (a)	120,394	1,879,356
Fidelity Series International Small Cap Fund (a)	31,757	468,738
Fidelity Series International Value Fund (a)	215,479	1,633,333
Fidelity Series Overseas Fund (a)	187,776	1,753,830
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $11,058,059)		9,973,917

Bond Funds - 39.8%
Fidelity Series Emerging Markets Debt Fund (a)	33,821	276,656
Fidelity Series Floating Rate High Income Fund (a)	7,688	63,968
Fidelity Series High Income Fund (a)	38,252	326,675
Fidelity Series Inflation-Protected Bond Index Fund (a)	337,844	3,466,274
Fidelity Series International Credit Fund (a)	1,104	10,923
Fidelity Series Investment Grade Bond Fund (a)	1,083,016	12,822,911
Fidelity Series Long-Term Treasury Bond Index Fund (a)	96,120	1,016,946
Fidelity Series Real Estate Income Fund (a)	20,419	186,021
TOTAL BOND FUNDS
(Cost $17,213,799)		18,170,374

Short-Term Funds - 13.8%
Fidelity Series Government Money Market Fund 0.30% (a)(b)	5,242,529	5,242,529
Fidelity Series Short-Term Credit Fund (a)	103,964	1,046,920
TOTAL SHORT-TERM FUNDS
(Cost $6,276,524)		6,289,449
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $46,961,899)		45,689,590
NET OTHER ASSETS (LIABILITIES) - 0.0%		(869)
NET ASSETS - 100%		$45,688,721

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$463,870	$197,273	$195,705	$58,989	$(21,290)	$(34,962)	$409,186
Fidelity Series Blue Chip Growth Fund	806,769	316,041	359,487	89,689	(8,984)	(13,078)	741,261
Fidelity Series Canada Fund	255,287	435,410	58,945	6,952	(9,479)	(84,367)	537,906
Fidelity Series Commodity Strategy Fund	1,504,782	770,843	486,102	24,447	(79,858)	(359,724)	1,349,941
Fidelity Series Emerging Markets Debt Fund	308,903	93,131	71,761	13,242	(4,680)	(48,937)	276,656
Fidelity Series Emerging Markets Fund	288,808	232,869	61,420	8,500	(7,473)	(64,685)	388,099
Fidelity Series Emerging Markets Opportunities Fund	2,556,491	1,675,973	565,996	85,217	(52,761)	(301,052)	3,312,655
Fidelity Series Floating Rate High Income Fund	64,344	18,788	10,975	2,857	(667)	(7,522)	63,968
Fidelity Series Government Money Market Fund 0.30%	4,018,218	2,892,048	1,667,737	49,526	--	--	5,242,529
Fidelity Series Growth Company Fund	1,623,646	631,560	819,276	169,260	(8,473)	89,326	1,516,783
Fidelity Series High Income Fund	325,224	96,007	55,115	16,349	(3,584)	(35,857)	326,675
Fidelity Series Inflation-Protected Bond Index Fund	2,749,667	1,659,073	1,017,212	49,319	(642)	75,388	3,466,274
Fidelity Series International Credit Fund	10,717	592	--	592	--	(414)	10,923
Fidelity Series International Growth Fund	2,303,548	663,426	984,174	86,760	(25,494)	(77,950)	1,879,356
Fidelity Series International Small Cap Fund	490,070	242,658	218,739	26,153	(12,333)	(32,918)	468,738
Fidelity Series International Value Fund	2,189,045	813,476	917,370	96,287	(102,865)	(348,953)	1,633,333
Fidelity Series Intrinsic Opportunities Fund	1,982,230	941,404	920,076	102,402	(77,880)	(186,734)	1,738,944
Fidelity Series Investment Grade Bond Fund	11,465,246	4,717,568	3,755,330	287,005	(2,802)	398,229	12,822,911
Fidelity Series Large Cap Stock Fund	1,738,995	709,916	741,350	96,342	(40,195)	(170,883)	1,496,483
Fidelity Series Large Cap Value Index Fund	496,851	188,652	185,718	32,806	(10,599)	(80,355)	408,831
Fidelity Series Long-Term Treasury Bond Index Fund	1,807,062	500,634	1,492,793	127,754	173,238	28,805	1,016,946
Fidelity Series Opportunistic Insights Fund	891,770	343,482	378,496	94,123	(15,165)	(52,110)	789,481
Fidelity Series Overseas Fund	209,456	1,810,406	120,871	4,175	(22,211)	(122,950)	1,753,830
Fidelity Series Real Estate Income Fund	205,864	60,359	34,465	10,440	(3,484)	(42,253)	186,021
Fidelity Series Short-Term Credit Fund	1,004,706	319,258	278,605	20,429	(1,166)	2,727	1,046,920
Fidelity Series Small Cap Discovery Fund	238,925	116,176	107,877	10,263	(8,822)	(41,775)	196,627
Fidelity Series Small Cap Opportunities Fund	727,677	296,703	272,076	47,859	(17,028)	(126,008)	609,268
Fidelity Series Stock Selector Large Cap Value Fund	1,341,549	555,786	497,349	89,899	(38,270)	(216,065)	1,145,651
Fidelity Series Value Discovery Fund	957,599	406,113	371,936	46,699	(22,605)	(115,777)	853,394
	43,027,319	21,705,625	16,646,956	1,754,335	(425,572)	(1,970,854)	45,689,590

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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